13FCON P5/15/06

RECEIVED
MAY 17 2005
OFFICE OF THE SECRETARY

05077061

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Chesapeake Partners Management Co., Inc.**
Address: **1829 Reisterstown Road**
Suite 420
Baltimore, Maryland 21208

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 28- **4120**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 11 2007
THOMSON
FINANCIAL

Name: **Mark D. Lerner**
Title: **Vice President**
Phone: **(410) 602-0195**

Signature, Place, and Date of Signing:

[Signature]	**Baltimore, Maryland** [City, State]	**05/16/05** [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ____________________

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $752,969
(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Ask Jeeves	Common	045174109	5,616	200,000	SH	CALL	SOLE				NONE
Caesars Entert., Inc.	Common	127687101	11,480	580,100	SH		SOLE		SOLE		
Guidant Corp.	Common	401698105	130,234	1,762,300	SH		SOLE		SOLE		
IAC/Interactive Corp.	Common	44919P102	2,784	125,000	SH		SOLE		SOLE		
Mylan Labs, Inc.	Common	628530107	51,393	2,900,300	SH		SOLE		SOLE		
Mylan Labs, Inc.	Common	628530107	5,316	300,000	SH	CALL	SOLE				NONE
Symantec Corporation	Common	871503108	1,805	84,600	SH		SOLE		SOLE		
Symantec Corporation	Common	871503108	6,378	299,000	SH	CALL	SOLE				NONE
Toys R Us	Common	892335100	5,152	200,000	SH		SOLE		SOLE		
United Defense Inds.	Common	91018B104	53,229	725,000	SH		SOLE		SOLE		
Veritas Software Corp.	Common	923436109	156,274	6,730,150	SH		SOLE		SOLE		
Veritas Software Corp.	Common	923436109	16,254	700,000	SH	CALL	SOLE				NONE
Veritas Software Corp.	Common	923436109	4,574	197,000	SH	CALL	SOLE				NONE
VISX, Inc.	Common	92844S105	27,486	1,172,610	SH		SOLE		SOLE		
WMC Resources	Sponsored ADR	92928R106	7,432	301,801	SH		SOLE		SOLE		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Beverly Enterprises	Common	087851309	831	67,088	SH		SOLE		SOLE		
Gillette Company	Common	375766102	51,881	1,027,750	SH		SOLE		SOLE		
Insight Comm.	Common	45768V108	429	36,200	SH		SOLE		SOLE		
Johnson Outdoors	Common	479167108	2,135	112,784	SH		SOLE		SOLE		
May Dept. Stores	Common	577778103	7,759	209,600	SH		SOLE		SOLE		
Nextel Comm.	Common	65332V103	21,808	767,356	SH		SOLE		SOLE		
Omnicare, Inc.	Common	681904108	26,573	749,600	SH		SOLE		SOLE		
Party City	Common	702145103	1,464	100,000	SH		SOLE		SOLE		
Procter & Gamble	Common	742718109	8,201	154,738	SH		SOLE		SOLE		
Sprint Corp (FON)	Common	852061100	106,092	4,663,400	SH		SOLE		SOLE		
Sungard Datasystems	Common	867363103	10,357	300,200	SH		SOLE		SOLE		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
Alico, Inc.	Common	016230104	1,407	26,700	SH		SOLE		SOLE		
SBC Communications	Common	78387G103	23,335	985,000	SH	CALL	SOLE				NONE
SBC Communications	Common	78387G103	2,206	93,100	SH		SOLE		SOLE		
Unocal Corporation	Common	915289102	3,084	50,000	SH		SOLE		SOLE		